Health Care Reform (Tables)	12 Months Ended
Dec. 31, 2015
Health Care Reform [Abstract]
Health Care Reform Programs [Table Text Block]
Our net receivable (payable) related to the 3Rs risk management programs at December 31, 2015 and 2014 were as follows:

	At December 31, 2015			At December 31, 2014
(Millions)	Reinsurance	Risk Adjustment	Risk Corridor	Reinsurance	Risk Adjustment	Risk Corridor
Total net receivable (payable) (1)	$394.5	$(710.2)	$(8.1)	$337.6	$(230.0)	$(9.6)

(1)
At December 31, 2015, $7.4 million of Health Care Reform risk adjustment receivables and $2.2 million of Health Care Reform risk corridor receivables each relate to the 2014 program year, with the remainder of the net balances related to the 2015 program year. All such assets and liabilities were classified as current in our balance sheets at December 31, 2015 and 2014.